Unearned Premiums	12 Months Ended
Dec. 31, 2019
Unearned Premiums [Abstract]
UNEARNED PREMIUMS
8.	UNEARNED PREMIUMS

	2019			2018			2017
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD	USD	USD	USD	USD	USD	USD	USD	USD

Opening balance	168,254,688	(32,566,847)	135,687,841	156,694,025	(41,126,963)	115,567,062	133,670,895	(32,138,490)	101,532,405
Premiums written	349,291,905	(97,139,370)	252,152,535	301,618,486	(98,188,088)	203,430,398	275,102,191	(114,334,750)	160,767,441
Premiums earned	(311,332,564)	95,789,668	(215,542,896)	(290,057,823)	106,748,204	(183,309,619)	(252,079,061)	105,346,277	(146,732,784)
	206,214,029	(33,916,549)	172,297,480	168,254,688	(32,566,847)	135,687,841	156,694,025	(41,126,963)	115,567,062